Other Income and Expense, Net, Included Earnings (Losses) from Equity Method Investments (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2013 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2013 TransUnion Corp-Successor U.S. Information Services	Dec. 31, 2012 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2012 TransUnion Corp-Successor International	Jun. 30, 2013 TransUnion Corp-Successor International	Jun. 30, 2013 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor International	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor U.S. Information Services	Apr. 30, 2012 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2011 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2010 TransUnion Corp-Predecessor U.S. Information Services	Apr. 30, 2012 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor International	Dec. 31, 2010 TransUnion Corp-Predecessor International
Segment Reporting, Other Significant Reconciling Item [Line Items]
Other income and expense, net from equity method investments	$ 2.4	$ 4.2	$ 7.3	$ 8.0	$ 0.3	$ 0.4	$ 0.8	$ 0.9	$ 2.1	$ 3.8	$ 6.5	$ 7.1	$ 1.0	$ 4.1	$ 11.4	$ 8.4	$ 0.1	$ 0.5	$ 1.1	$ (0.1)	$ 0.9	$ 3.6	$ 10.3	$ 8.5